STATEMENTS OF UNALLOCATED RESERVE AND TRUST CORPUS (Equity) 10K - USD ($)	Unallocated Reserve	Trust Corpus	Total
Beginning Balance at Jan. 31, 2014	$ 984,094	$ 3
Units, Beginning Balance at Jan. 31, 2014	13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Net income	$ 24,767,848		$ 24,767,848
Second quarter's distribution paid	(4,198,403)
Third quarter's distribution paid	(11,545,609)
Fourth quarter's distribution declared/paid	(8,396,806)
Ending Balance at Jan. 31, 2015	$ 1,611,124	3
Units, Ending Balance at Jan. 31, 2015	13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Net income	$ 8,558,841		$ 8,558,841
Second quarter's distribution paid	(524,800)
Fourth quarter's distribution declared/paid	(656,001)
Ending Balance at Jan. 31, 2016	$ 8,989,164	3
Units, Ending Balance at Jan. 31, 2016	13,120,010		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Net income	$ 9,613,112		$ 9,613,112
First quarter's distribution paid	(2,624,002)
Second quarter's distribution paid	(2,624,002)
Third quarter's distribution paid	(1,312,001)
Fourth quarter's distribution declared/paid	(1,836,801)
Ending Balance at Jan. 31, 2017	$ 10,205,470	$ 3
Units, Ending Balance at Jan. 31, 2017	13,120,010		13,120,010